Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AlphaClone Alternative Alpha ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AlphaClone Alternative Alpha ETF (the “Fund”) seeks to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Long/Short Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (the “Shares”).  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended March 31, 2014, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive” or “indexing” investment approach to track the AlphaClone Hedge Fund Long/Short Index (the “Index”).  The Index is composed of U.S. equity securities selected based on a proprietary hedge fund position replication methodology developed by AlphaClone, LLC (the “Index Provider”).  The methodology ranks issuers favored as investments by hedge funds and institutional investors based on the efficacy of replicating their publicly disclosed positions and selects equities from those managers with the highest ranking.  Index constituents are equal weighted but have an overlap bias (i.e., holdings with twice the number of holders have twice the weight).  The Index can vary from being 100% long to up to 50% short, also known as “market hedged,” based on market volatility targets defined by the methodology.  The Index, and therefore the Fund, may take a defensive position and become market hedged (i.e., short) if one or more broad-based market indices close below their respective 200 day moving average at the end of any month.  Short positions are used to hedge long positions and to seek positive returns.  The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time when it is sold and when the Fund replaces the borrowed security.

The Fund is managed by Index Management Solutions, LLC (“IMS” or the “Sub-Adviser”) under the supervision of Exchange Traded Concepts, LLC (“ETC” or the “Adviser”).  The Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Index, which include, but are not limited to, common and preferred equity securities, depositary receipts, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).  The Fund may invest the remainder of its assets in securities not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index, or in financial instruments that provide long or short exposure to the Index.  These financial instruments include, but are not limited to: exchange-traded options on securities, indices and futures contracts and short positions.  On a day-to-day basis, the Fund also may hold short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Sub-Adviser generally uses a “replication” approach to try to achieve the Fund’s investment objective, meaning the Fund may invest in all of the component securities of the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a  “representative sampling” approach, meaning the Fund may invest in a representative sample of the component securities of the Index that collectively has an investment profile similar to the Index.  In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund.  The Fund seeks to be fully invested at all times and the Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.  The Index is rebalanced quarterly.  As of June 30, 2014, the market capitalization range of the securities in the Index was $151 million to $560 billion.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser.  The Index is calculated and administered by Solactive AG, which is independent of the Fund, the Adviser and the Sub-Adviser.  Solactive AG and the Index Provider determine the components and the relative weightings of the securities in the Index subject to the Index rules and published information regarding the Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below.  As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.  The following risks could affect the value of your investment in the Fund:

•
Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•
Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•
Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
MLP Risk: Investments in securities of MLPs involve risks that differ from an investment in common stock.  Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of MLPs.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

•
Non-Diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund.  As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

•
Passive Investment Risk: The Fund is not actively managed and neither the Adviser nor Sub-Adviser would sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
Shares of the Fund May Trade at Prices Other Than Net Asset Value: As with all ETFs, Shares may be bought and sold in the secondary market at market prices.  Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility.  This risk is heightened in times of market volatility or periods of steep market declines.

•
REIT Risk: REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants.  Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects.  In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

•
Shorting Risk: The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities.  However, there is a risk that the Fund will experience a loss as a result of engaging in such short sales.

•
Tracking Error Risk: The performance of the Fund may diverge from that of the Index.  To the extent the Fund employs a representative sampling strategy, it may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for the calendar year ended December 31, 2013.  The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is also available on the Fund’s website at alphaclonefunds.com or by calling the Fund toll free at 1-800-617-0004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-617-0004
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	alphaclonefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended June 30, 2014, the Fund’s total return was 4.17%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 11.81% for the quarter ended  September 30, 2013, and the lowest quarterly return was 1.95% for the quarter ended June 30, 2013.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.95%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total ReturnsFor the Period Ended December 31, 2013
AlphaClone Hedge Fund Long/Short Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	AlphaClone Hedge Fund Long/Short Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	31.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	26.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
AlphaClone Alternative Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2013	rr_AnnualReturn2013	36.13%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
AlphaClone Alternative Alpha ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.07%
AlphaClone Alternative Alpha ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.46%

[1]	The Fund has adopted a Distribution and Service (Rule 12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the "Board") has determined that no such payments will be made through the next twelve (12) months of operation.